Prospectus Supplement dated March 1, 2006*

Product Name                                                        Prospectus Form #      Date
RiverSource Succession Select Variable Life (Succession Select)        S-6202 G           10/3/05

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.

The shareholders of the RiverSourceSM Variable Portfolio Funds held a regular meeting on Feb. 15, 2006. At that meeting, shareholders approved the following:

1. MERGERS. The merger of RiverSource Variable Portfolio - New Dimensions Fund(R) into the RiverSource Variable Portfolio - Large Cap Equity Fund and the merger of RiverSource Variable Portfolio - Strategy Aggressive Fund into RiverSource Variable Portfolio - Mid Cap Growth Fund. The merger is expected to take place on March 17, 2006. Upon the merger, RiverSource Variable Portfolio - New Dimensions Fund(R) and RiverSource Variable Portfolio - Strategy Aggressive Fund are no longer available as investment options under your policy. In addition, upon merger, the RiverSource Variable Portfolio - Mid Cap Growth Fund is added as an investment option under the policy.

2. INVESTMENT MANAGEMENT AND SERVICE AGREEMENT ("IMS AGREEMENT") WITH RIVERSOURCE INVESTMENTS, LLC. Shareholders approved the new IMS Agreement for all RiverSource Variable Portfolio Funds. This new IMS Agreement eliminates transfer agency services, which are provided under a separate transfer agent agreement. For certain funds listed in the table below, the proposed IMS Agreement includes an increase in the fee schedule. The new fees and expenses are effective on March 1, 2006. The net impact of these fee and expense changes is shown in the tables below. Expenses are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

The following tables replace information under "ANNUAL OPERATING EXPENSES OF THE FUNDS" on pages 10-12 of your prospectus, which includes the addition of RiverSource Variable Portfolio - Mid Cap Growth Fund:

The following table replaces the table entitled "Minimum and maximum total annual operating expenses for the funds" on page 10 of your prospectus:

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                       Minimum                       Maximum
Total expenses before fee waivers and/or expense reimbursements          .53%                         1.52%

The following table replaces the operating expenses of the RiverSource Variable Portfolio Funds in the table entitled "Total annual operating expenses for each fund" underlying "Succession Select" on pages 10-12 of your prospectus:

Total annual operating expenses for the RiverSource Variable Portfolio Funds

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management  Distribution    Other      Gross total
Fund Name                                                                     fees     (12b-1) fees  expenses    annual expenses

RiverSource Variable Portfolio - Balanced Fund                               0.54%       0.13%        0.14%      0.81%(17),(18)
RiverSource Variable Portfolio - Cash Management Fund                        0.33%       0.13%        0.15%      0.61%(17)
RiverSource Variable Portfolio - Diversified Bond Fund                       0.47%       0.13%        0.17%      0.77%(17)
RiverSource Variable Portfolio - Diversified Equity Income Fund              0.68%       0.13%        0.16%      0.97%(17),(18)
RiverSource Variable Portfolio - Emerging Markets Fund                       1.05%       0.13%        0.34%      1.52%(17),(18),(21)
RiverSource Variable Portfolio - Global Bond Fund                            0.71%       0.13%        0.20%      1.04%(17)
RiverSource Variable Portfolio - Growth Fund                                 0.66%       0.13%        0.17%      0.96%(17),(18)
RiverSource Variable Portfolio - High Yield Bond Fund                        0.59%       0.13%        0.16%      0.88%(17)
RiverSource Variable Portfolio - International Opportunity Fund              0.72%       0.13%        0.20%      1.05%(17),(18)
RiverSource Variable Portfolio - Large Cap Equity Fund                       0.56%       0.13%        0.14%      0.83%(17),(18)
RiverSource Variable Portfolio - Mid Cap Growth Fund                         0.63%       0.13%        0.17%      0.93%(17),(18),(21)
RiverSource Variable Portfolio - S&P 500 Index Fund                          0.22%       0.13%        0.18%      0.53%(17),(21)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund         0.48%       0.13%        0.17%      0.78%(17)
RiverSource Variable Portfolio - Small Cap Advantage Fund                    0.80%       0.13%        0.22%      1.15%(17),(18)


S-6202-1 A (3/06)
* Destroy date: May 1, 2006.

(17) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource Variable Portfolio
     - International Opportunity Fund, 0.02% for RiverSource Variable Portfolio
     - Large Cap Equity Fund and 0.07% for RiverSource Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource Variable Portfolio - Balanced Fund, 0.08% for RiverSource Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource Variable Portfolio - Growth Fund and 0.01% for RiverSource Variable Portfolio - Small Cap Advantage Fund.

(21) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource Variable Portfolio - Emerging Markets Fund, 1.00% for RiverSource Variable Portfolio - Mid Cap Growth Fund and 0.495% for RiverSource Variable Portfolio - S&P 500 Index Fund.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

------------------------------------- ------------------------------------------ -----------------------------------
Fund                                  Investment Objectives and Policies         Investment Adviser
------------------------------------- ------------------------------------------ -----------------------------------
------------------------------------- ------------------------------------------ -----------------------------------
RiverSource Variable Portfolio -      Growth of capital. Under normal            RiverSource Investments, LLC
Mid Cap Growth Fund                   market conditions, the Fund
                                      invests at least 80% of its net assets in
                                      equity securities of mid-capitalization
                                      companies. The investment manager defines
                                      mid-cap companies as those whose market
                                      capitalization (number of shares
                                      outstanding multiplied by the share price)
                                      falls within the range of the Russell
                                      Midcap(R) Growth Index.
------------------------------------- ------------------------------------------ -----------------------------------


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.



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